ORGANIZATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Financial Information Affected by Restatement and Revision

Effects of the revision on the Company’s previously reported consolidated financial statements as of and for the six months ended June 30, 2018.

	June 30, 2018
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Balance Sheet:
Assets:
Deferred policy acquisition costs	$6,346	$(61)	$6,285
Amounts due from reinsurers	4,963	(9)	4,954
Current and deferred income taxes	47	5	52

Total Assets	231,012	(65)	230,947

Liabilities:
Future policy benefits and other policyholders’ liabilities	29,351	(53)	29,298

Total Liabilities	216,003	(53)	215,950

Equity:
Retained earnings	12,613	(12)	12,601

Total equity attributable to Holdings	13,376	(12)	13,364

Total Equity	14,863	(12)	14,851

Total Liabilities, redeemable noncontrolling interest and equity	$231,012	$(65)	$230,947

	Six Months Ended June 30, 2018
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Income (Loss):
Revenues:
Policy charges and fee income	$1,959	$(29)	$1,930
Net derivative gains (losses)	(354)	72	(282)

Total revenues	5,797	43	5,840
Benefits and Other Deductions:
Policyholders’ benefits	1,528	(34)	1,494
Amortization of deferred policy acquisition costs, net	14	11	25

Total benefits and other deductions	5,113	(23)	5,090
Income (loss) from continuing operations, before income taxes	684	66	750
Income tax (expense) benefit	(138)	(14)	(152)
Net income (loss)	546	52	598

Net income (loss) attributable to Holdings	$326	$52	$378

	Six Months Ended June 30, 2018
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Comprehensive Income (Loss):
Net income (loss)	$546	$52	$598

Comprehensive income (loss)	(642)	52	(590)

Comprehensive income (loss) attributable to Holdings	$(876)	$52	$(824)

	Six Months Ended June 30, 2018
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Equity:
Retained earnings, beginning of year	$12,289	$(64)	$12,225
Net income (loss) attributable to Holdings	326	52	378

Retained earnings, end of period	12,613	(12)	12,601

Total Holdings’ equity, end of period	13,376	(12)	13,364

Total equity, end of period	$14,863	$(12)	$14,851

	Six Months Ended June 30, 2018
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Cash Flows:
Cash flow from operating activities:
Net income (loss)	$546	$52	$598
Policy charges and fee income	(1,959)	29	(1,930)
Net derivative (gains) loss	354	(72)	282
Changes in:
Deferred policy acquisition costs	14	11	25
Future policy benefits	(171)	(34)	(205)
Current and deferred income taxes	224	14	238

Net cash provided by (used in) operating activities	$(314)	$—	$(314)

Effects of the revision on the Company’s previously reported consolidated financial statements as of and for the three months ended March 31, 2018.

	March 31, 2018
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Balance Sheet:
Assets:
Deferred policy acquisition costs	$6,288	$(45)	$6,243
Current and deferred income taxes	225	7	232

Total Assets	232,294	(38)	232,256

Liabilities:
Future policy benefits and other policyholders’ liabilities	29,586	(20)	29,566

Total Liabilities	214,670	(20)	214,650

Equity:
Retained earnings	12,455	(18)	12,437

Total equity attributable to Holdings	13,565	(18)	13,547

Total Equity	16,600	(18)	16,582

Total Liabilities, redeemable noncontrolling interest and equity	$232,294	$(38)	$232,256

	Three Months Ended March 31, 2018
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Income (Loss):
Revenues:
Policy charges and fee income	$972	$(6)	$966
Net derivative gains (losses)	(281)	45	(236)

Total revenues	2,835	39	2,874
Benefits and Other Deductions
Policyholders’ benefits	608	(14)	594
Amortization of deferred policy acquisition costs, net	15	(5)	10

Total benefits and other deductions	2,465	(19)	2,446
Income (loss) from continuing operations, before income taxes	370	58	428
Income tax (expense) benefit	(79)	(12)	(91)
Net income (loss)	291	46	337

Net income (loss) attributable to Holdings	$168	$46	$214

	Three Months Ended March 31, 2018
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Comprehensive Income (Loss):
Net income (loss)	$291	$46	$337

Comprehensive income (loss)	(541)	46	(495)

Comprehensive income (loss) attributable to Holdings	$(670)	$46	$(624)

	Three Months Ended March 31, 2018
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Equity:
Retained earnings, beginning of year	$12,289	$(64)	$12,225
Net income (loss) attributable to Holdings	168	46	214

Retained earnings, end of period	12,455	(18)	12,437

Total Holdings’ equity, end of period	13,565	(18)	13,547

Total equity, end of period	$16,600	$(18)	$16,582

	Three Months Ended March 31, 2018
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Cash Flows:
Cash flow from operating activities:
Net income (loss)	$291	$46	$337
Policy charges and fee income	(972)	6	(966)
Net derivative (gains) loss	281	(45)	236
Changes in:
Deferred Policy Acquisition costs	15	(5)	10
Future policy benefits	(254)	(14)	(268)
Current and deferred income taxes	103	12	115

Net cash provided by (used in) operating activities	$(264)	$—	$(264)

Effects of the revision on the Company’s previously reported consolidated financial statements as of and for the year ended December 31, 2017.

	December 31, 2017
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Balance Sheet:
Assets:
Deferred policy acquisition costs	$5,969	$(50)	$5,919
Current and deferred income taxes	67	17	84

Total Assets	235,648	(33)	235,615

Liabilities:
Future policy benefits and other policyholders’ liabilities	30,299	31	30,330

Total Liabilities	218,440	31	218,471

Equity:
Retained earnings	12,289	(64)	12,225

Total equity attributable to Holdings	13,485	(64)	13,421

Total Equity	16,582	(64)	16,518

Total Liabilities, redeemable noncontrolling interest and equity	$235,648	$(33)	$235,615

	Year ended December 31, 2017
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statement of Income (Loss):
Revenues:
Policy charges and fee income	$3,733	$(40)	$3,693
Net derivative gains (losses)	228	(14)	214

Total revenues	12,514	(54)	12,460

Benefits and other deductions:
Policyholders’ benefits	4,354	12	4,366
Interest credited to Policyholder’s account balances	1,108	(113)	995
Amortization of deferred policy acquisition costs	(239)	55	(184)
Total benefits and other deductions	11,200	(46)	11,154

Income (loss) from operations, before income taxes	1,314	(8)	1,306
Statement of Income (Loss):
Income tax (expense) benefit	(41)	(8)	(49)

Net income (loss)	1,273	(16)	1,257

Net income (loss) attributable to Holdings	$850	$(16)	$834

	Year ended December 31, 2017
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Comprehensive Income (Loss):
Net income (loss)	$1,273	$(16)	$1,257
Comprehensive income (loss)	2,105	(16)	2,089

Comprehensive income (loss) attributable to Holdings	$1,663	$(16)	$1,647

	Year ended December 31, 2017
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Equity:
Retained earnings, beginning of year	$11,439	$(48)	$11,391
Net income (loss) attributable to Holdings	850	(16)	834

Retained earnings, end of period	12,289	(64)	12,225

Total Holdings’ equity, end of year	13,485	(64)	13,421

Total equity, end of year	$16,582	$(64)	$16,518

	Year ended December 31, 2017
	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Consolidated Statement of Cash Flows:
Cash flow from operating activities:
Net income (loss)	$1,273	$(16)	$1,257
Policy charges and fee income	(3,733)	40	(3,693)
Interest credited to policyholders’ account balances	1,108	(113)	995
Net derivative (gains) loss	(228)	14	(214)
Deferred Policy Acquisition costs	(239)	55	(184)
Changes in:
Future policy benefits	1,587	12	1,599
Current and deferred income taxes	759	8	767

Net cash provided by (used in) operating activities	$1,021	$—	$1,021

Effects of the restatement on the Company’s previously reported consolidated financial statements as of and for the nine months ended September 30, 2017 and revision of the Company’s previously reported consolidated financial statements as of and for the six months ended June 30, 2017.

	September 30, 2017			June 30, 2017
	As Previously Reported	Impact of Adjustments	As Restated	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Balance Sheet:
Assets:
Deferred policy acquisition costs	$5,933	$157	$6,090	$6,101	$10	$6,111
Loans to affiliates	1,245	(11)	1,234	1,235	—	1,235
Current and deferred income taxes	339	(71)	268	298	13	311

Total Assets	230,825	93	230,918	226,689	23	226,712

Liabilities:
Future policy benefits and other policyholders’ liabilities	31,179	(97)	31,082	31,029	48	31,077

Total Liabilities	215,164	(97)	215,067	210,890	48	210,938

Equity:
Capital in excess of par value(1)	1,007	(9)	998	955	—	955
Retained earnings	11,548	194	11,742	11,757	(25)	11,732
Accumulated other comprehensive income (loss)	(350)	5	(345)	(333)	—	(333)

Total equity attributable to Holdings	12,211	190	12,401	12,385	(25)	12,360

Total Equity	15,221	190	15,411	15,438	(25)	15,413

Total Liabilities, redeemable noncontrolling interest and equity	$230,825	$93	$230,918	$226,689	$23	$226,712

(1)	Previously reported amounts have been adjusted to give retrospective effect to the 459.4752645-for-1 stock split effected on April 24, 2018.

	Nine Months Ended September 30, 2017			Six Months Ended June 30, 2017
	As Previously Reported	Impact of Adjustments(1)	As Restated	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Income (Loss):
Revenues:
Policy charges and fee income	$2,853	$(43)	$2,810	$1,891	$(34)	$1,857
Premiums	805	20	825	558	—	558
Net derivative gains (losses)	166	66	232	494	54	548

Total revenues	9,495	43	9,538	6,712	20	6,732
Benefits and Other Deductions
Policyholders’ benefits	3,909	(9)	3,900	2,834	(11)	2,823
Interest credited to policyholders’ account balances	794	(51)	743	488	—	488
Amortization of deferred policy acquisition costs, net	(31)	(119)	(150)	(168)	(5)	(173)

Total benefits and other deductions	9,187	(179)	9,008	6,265	(16)	6,249
Income (loss) from continuing operations, before income taxes	308	222	530	447	36	483
Income tax (expense) benefit	163	(63)	100	54	(13)	41
Net income (loss)	471	159	630	501	23	524

Net income (loss) attributable to Holdings	$192	$159	$351	$318	$23	$341

(1)

As discussed in Note 2, the restated financial statements correct for the additional errors identified during the third quarter of 2018. The additional errors included in this column had the following impact in (millions): (a) Income (loss) from continuing operations, before income taxes $71; (b) Net income (loss) $39; and (c) Comprehensive income (loss) $2.

	Nine Months Ended September 30, 2017			Six Months Ended June 30, 2017
	As Previously Reported	Impact of Adjustments(1)	As Restated	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Comprehensive Income (Loss):
Net income (loss)	$471	$159	$630	$501	$23	$524
Change in unrealized gains (losses), net of reclassification	519	(17)	502	535	—	535
Total other comprehensive income (loss), net of income taxes	611	(17)	594	603	—	603

Comprehensive income (loss)	1,082	142	1,224	1,104	23	1,127

Comprehensive income (loss) attributable to Holdings	$785	$142	$927	$906	$23	$929

(1)

As discussed in Note 2, the restated financial statements correct for the additional errors identified during the third quarter of 2018. The additional errors included in this column had the following impact in millions: (a) Income (loss) from continuing operations, before income taxes $71; (b) Net income (loss) $39; (c) Comprehensive income (loss) $2.

	Nine Months Ended September 30, 2017			Six Months Ended June 30, 2017
	As Previously Reported	Impact of Adjustments	As Restated	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Equity:
Capital in excess of par value, beginning of year(1)	$942	$(11)	$931	$931	$—	$931
Changes in capital in excess of par value	65	2	67	24	—	24

Capital in excess of par value, end of period(1)	1,007	(9)	998	955	—	955

Retained earnings, beginning of year	11,356	35	11,391	11,439	(48)	11,391
Net income (loss) attributable to Holdings	192	159	351	318	23	341

Retained earnings, end of period	11,548	194	11,742	11,757	(24)	11,733

Accumulated other comprehensive income (loss), beginning of year	(943)	22	(921)	(921)	—	(921)
Other comprehensive income (loss)	593	(17)	576	588	—	588

Accumulated other comprehensive income (loss), end of year	(350)	5	(345)	(333)	—	(333)

Total Holdings’ equity, end of period	12,211	190	12,401	12,385	(25)	12,360

Total equity, end of period	$15,221	$190	$15,411	$15,438	$(25)	$15,413

(1)	Previously reported amounts have been adjusted to give retrospective effect to the 459.4752645-for-1 stock split effected on April 24, 2018.

	Nine Months Ended September 30, 2017			Six Months Ended June 30, 2017
	As Previously Reported	Impact of Adjustments	As Restated	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Cash Flows:
Cash flow from operating activities:
Net income (loss)	$471	$159	$630	$501	$23	$524
Policy charges and fee income	(2,853)	43	(2,810)	(1,891)	34	(1,857)
Interest credited to policyholders’ account balances	794	(51)	743	488	—	488
Net derivative (gains) loss	(166)	(66)	(232)	(494)	(54)	(548)
Changes in:
Reinsurance Recoverable	—	115	115	40	—	40
Deferred policy acquisition costs	(31)	(119)	(150)	(168)	(5)	(173)
Future policy benefits	1,616	(29)	1,587	1,516	(11)	1,505
Current and deferred income taxes	435	63	498	123	13	136
Other, net	368	(115)	253	333	—	333

Net cash provided by (used in) operating activities	$1,044	$—	$1,044	$666	$—	$666

Effects of the revision on the Company’s previously reported consolidated financial statements as of and for the three months ended March 31, 2017.

	March 31, 2017
	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Balance Sheet:
Assets:
Deferred policy acquisition costs	$6,026	$9	$6,035
Current and deferred income taxes	440	18	458

Total Assets	223,564	27	223,591

Liabilities:
Future policy benefits and other policyholders’ liabilities	30,171	62	30,233

Total Liabilities	208,737	62	208,799

Equity:
Retained earnings	11,149	(35)	11,114
Total equity attributable to Holdings	11,306	(35)	11,271

Total Equity	14,411	(35)	14,376

Total Liabilities, redeemable noncontrolling interest and equity	$223,564	$27	$223,591

	Three Months Ended March 31, 2017
	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Statements of Income (Loss):
Revenues:
Policy charges and fee income	$956	$(17)	$939
Net derivative gains (losses)(2)	(235)	31	(204)

Total revenues	2,830	14	2,844
Benefits and Other Deductions:
Policyholders’ benefits	1,093	(2)	1,091
Amortization of deferred policy acquisition costs, net	(55)	(4)	(59)

Total benefits and other deductions	2,997	(6)	2,991
Income (loss) from continuing operations, before income taxes	(167)	20	(147)
Income tax (expense) benefit	(30)	(7)	(37)
Net income (loss)	(197)	13	(184)

Net income (loss) attributable to Holdings	$(290)	$13	$(277)

	Three Months Ended March 31, 2017
	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Statements of Comprehensive Income (Loss):
Net income (loss)	$(197)	$13	$(184)

Comprehensive income (loss)	(60)	13	(47)

Comprehensive income (loss) attributable to Holdings	$(160)	$13	$(147)

	Three Months Ended March 31, 2017
	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Statements of Equity:
Retained earnings, beginning of year	11,439	(48)	11,391
Net income (loss) attributable to Holdings	(290)	13	(277)

Retained earnings, end of period	11,149	(35)	11,114

Total Holdings’ equity, end of period	11,306	(35)	11,271

Total equity, end of period	$14,411	$(35)	$14,376

	Three Months Ended March 31, 2017
	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Statements of Cash Flows:
Cash flow from operating activities:
Net income (loss)	$(197)	$13	$(184)
Policy charges and fee income	(956)	17	(939)
Interest credited to policyholders’ account balances	246	—	246
Net derivative (gains) loss	235	(31)	204
Changes in:
Deferred Policy Acquisition costs	(55)	(4)	(59)
Future policy benefits	296	(2)	294
Current and deferred income taxes	252	7	259

Net cash provided by (used in ) operating activities	$72	$—	$72

The impact of these incremental errors identified in the current quarter were also corrected in the restated financial statements for the year ended December 31, 2016. Additionally, management has determined to revise the years ended December 31, 2017 and 2015 in order to improve the consistency and comparability of the financial statements as summarized below.

	December 31, 2017
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Assets:
Deferred policy acquisition costs	$5,969	$(50)	$5,919
Current and deferred income taxes	67	17	84

Total Assets	235,648	(33)	235,615

Liabilities:
Future policy benefits and other policyholders’ liabilities	30,299	31	30,330

Total Liabilities	218,440	31	218,471

Equity:
Retained earnings	12,289	(64)	12,225

Total equity attributable to Holdings	13,485	(64)	13,421

Total Equity	16,582	(64)	16,518

Total Liabilities, redeemable noncontrolling interest and equity	$235,648	$(33)	$235,615

	Year ended December 31, 2017
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statement of Income (Loss):
Revenues:
Policy charges and fee income	$3,733	$(40)	$3,693
Net derivative gains (losses)	228	(14)	214

Total revenues	12,514	(54)	12,460

Benefits and other deductions:
Policyholders’ benefits	4,354	12	4,366
Interest credited to Policyholder’s account balances	1,108	(113)	995
Amortization of deferred policy acquisition costs	(239)	55	(184)
Total benefits and other deductions	11,200	(46)	11,154

Income (loss) from operations, before income taxes	1,314	(8)	1,306
Income tax (expense) benefit	(41)	(8)	(49)

Net income (loss)	1,273	(16)	1,257

Net income (loss) attributable to Holdings	$850	$(16)	$834

	Year ended December 31, 2017
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Comprehensive Income (Loss):
Net income (loss)	$1,273	$(16)	$1,257
Comprehensive income (loss)	2,105	(16)	2,089

Comprehensive income (loss) attributable to Holdings	$1,663	$(16)	$1,647

	Year ended December 31, 2017
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Equity:
Retained earnings, beginning of year	$11,439	$(48)	$11,391
Net income (loss) attributable to Holdings	850	(16)	834

Retained earnings, end of period	12,289	(64)	12,225

Total Holdings’ equity, end of year	13,485	(64)	13,421

Total equity, end of year	$16,582	$(64)	$16,518

	Year ended December 31, 2017
	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Consolidated Statement of Cash Flows:
Cash flow from operating activities:
Net income (loss)	$1,273	$(16)	$1,257
Policy charges and fee income	(3,733)	40	(3,693)
Interest credited to policyholders’ account balances	1,108	(113)	995
Net derivative (gains) loss	(228)	14	(214)
Deferred Policy Acquisition costs	(239)	55	(184)
Changes in:
Future policy benefits	1,587	12	1,599
Current and deferred income taxes	759	8	767

Net cash provided by (used in) operating activities	$1,021	$—	$1,021

	December 31, 2016
	As Previously Reported	Impact of Adjustments	As Restated
	(In millions)
Assets:
Deferred policy acquisition costs	5,971	78	6,049
Loans to affiliates	1,257	(11)	1,246
Current and deferred income taxes	531	(9)	522

Total assets	$216,587	$58	$216,645

Liabilities:
Future policyholders’ benefits and other policyholders’ liabilities	30,346	11	30,357

Total liabilities	201,682	11	201,693

Equity:
Capital in excess of par value(1)	942	(11)	931
Retained earnings	11,356	35	11,391
Accumulated other comprehensive income (loss)	(943)	22	(921)

Total equity attributable to Holdings	11,361	46	11,407
Noncontrolling interest	3,141	1	3,142

Total equity	14,502	47	14,549

Total liabilities, redeemable noncontrolling interest and equity	$216,587	$58	$216,645

(1)	Previously reported amounts have been adjusted to give retrospective effect to the 459.4752645-for-1 stock split effected on April 24, 2018.

	As Previously Reported		Impact of Adjustments		As Restated	As Revised
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2016	2015	2016(1)	2015(2)	2016	2015
	(In millions)
Statements of Income (Loss):
Revenues:
Policy charges and fee income	$3,759	$3,648	$(30)	$(20)	$3,729	$3,628
Premiums	1,063	1,058	20	12	1,083	1,070
Net derivative gains (losses)	(1,720)	(1,393)	(128)	(11)	(1,848)	(1,404)

Total revenues	11,901	10,062	(138)	(19)	11,763	10,043

Benefits and other deductions:
Policyholders’ benefits	3,317	3,489	25	12	3,342	3,501
Interest credited to policyholder’s account balances	1,102	956	(135)	(22)	967	934
Amortization of deferred policy acquisition costs, net	213	(302)	(131)	10	82	(292)

Total benefits and other deductions	9,977	9,615	(241)	—	9,736	9,615

Income (loss) from operations, before income taxes	1,924	447	103	(19)	2,027	428
Income tax (expense) benefit	(354)	212	(24)	10	(378)	222

Net income (loss)	1,570	659	79	(9)	1,649	650
Less: net (income) loss attributable to the noncontrolling interest	(373)	(329)	(22)	4	(395)	(325)

Net income (loss) attributable to Holdings	$1,197	$330	$57	$(5)	$1,254	$325

Statements of Comprehensive Income (Loss):
Net income (loss)	$1,570	$659	$79	$(9)	$1,649	$650

Change in unrealized gains (losses), net of reclassification adjustment	(297)	(939)	23	—	(274)	(939)

Total other comprehensive income (loss), net of income taxes	(281)	(929)	23	—	(258)	(929)

Comprehensive income (loss)	1,289	(270)	102	(9)	1,391	(279)
Less: Comprehensive (income) loss attributable to noncontrolling interest	(359)	(315)	(22)	4	(381)	(311)

Comprehensive income (loss) attributable to AXA Equitable Holdings	$930	$(585)	$80	$(5)	$1,010	$(590)

(1)

As discussed above, the restated financial statements correct for the additional errors identified during the third quarter of 2018. The additional errors included in this column had the following impact in millions: (a) Income (loss) from continuing operations, before income taxes $(27); (b) Net income (loss) $(18); (c) Comprehensive income (loss) $(18)

(2)

As discussed above, the revised financial statements correct for the additional errors identified during the third quarter of 2018. The additional errors included in this column had the following impact in millions: (a) Income (loss) from continuing operations, before income taxes $(13); (b) Net income (loss) $(8); (c) Comprehensive income (loss) $(8)

	As Previously Reported		Impact of Adjustments		As Restated	As Revised
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015	2016	2015
	(In millions)
Statements of Equity:
Capital in excess of par value, beginning of year(1)	$952	873	$(11)	$(11)	$941	$862

Capital in excess of par value, end of year	942	952	(11)	(11)	931	941
Retained earnings, beginning of year	10,159	9,829	(22)	(17)	10,137	9,812
Stockholder dividends					—	—
Net income (loss) attributable to Holdings	1,197	330	57	(5)	1,254	325

Retained earnings, end of period	11,356	10,159	35	(22)	11,391	10,137
Other comprehensive income (loss)	(266)	(915)	22	—	(244)	(915)

Accumulated other comprehensive income (loss), end of year	(943)	(677)	22	—	(921)	(677)

Total Holding’s equity, end of period	11,361	10,440	46	(33)	11,407	10,407

Noncontrolling interest, beginning of year	3,129	3,168	(21)	(17)	3,108	3,151
Net income attributable to noncontrolling interest	369	329	—	(4)	369	325
Other changes in noncontrolling interest	79	101	22	—	101	101

Noncontrolling interest, end of year	3,141	3,129	1	(21)	3,142	3,108

Total Equity, End of Period	$14,502	$13,569	$47	$(54)	$14,549	$13,515

Statements of Cash flows:
Cash flow from operating activities:
Net income (loss)	$1,570	$659	$79	$(9)	$1,649	$650
Policy charges and fee income	(3,759)	(3,648)	30	20	(3,729)	(3,628)
Interest credited to policyholders’ account balances	1,102	956	(135)	(22)	967	934
Net derivative (gains) loss	1,720	1,393	128	11	1,848	1,404
Changes in:
Future policy benefits	266	669	6	(1)	272	668
Deferred policy acquisition costs	213	(302)	(131)	10	82	(292)
Current and deferred income taxes	(240)	(159)	23	(9)	(217)	(168)

Net cash provided by (used in) operating activities	$(236)	$(192)	$—	$—	$(236)	$(192)

(1)	Previously reported amounts have been adjusted to give retrospective effect to the 459.4752645-for-1 stock split effected on April 24, 2018.